Parent Company Only Condensed Financial Information, Condensed Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets [Abstract]
Cash and cash equivalents	$ 45,897	$ 83,107
Other assets	4,089	4,242
Total assets	1,582,654	1,503,412
Liabilities [Abstract]
Subordinated debentures	8,500	8,500
Other liabilities	27,588	28,060
Total liabilities	1,412,397	1,353,084
Shareholders' Equity [Abstract]
Total shareholders' equity	170,257	150,328	$ 144,007
Total liabilities and shareholders' equity	1,582,654	1,503,412
Parent Company [Member]
Assets [Abstract]
Cash and cash equivalents	4,358	2,741
Investment in subsidiaries	175,038	156,348
Notes receivable - subsidiaries	1,947	2,251
Other assets	254	270
Total assets	181,597	161,610
Liabilities [Abstract]
Notes payable	2,601	2,501
Subordinated debentures	8,500	8,500
Other liabilities	239	281
Total liabilities	11,340	11,282
Shareholders' Equity [Abstract]
Total shareholders' equity	170,257	150,328
Total liabilities and shareholders' equity	$ 181,597	$ 161,610
Parent Company [Member] | Related Party [Member]
Assets [Abstract]
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]